Consolidated condensed cash flow statements - USD ($) $ in Thousands		3 Months Ended
		Mar. 31, 2019	Mar. 31, 2018
Consolidated cash flow statements [Abstract]
Profit/(loss) for the period		$ (3,690)	$ (1,510)
Financial expense and non-monetary adjustments		169,013	170,459
II. Profit for the period adjusted by financial expense and non-monetary adjustments		165,323	168,949
III. Variations in working capital		(54,509)	(11,654)
Net interest and income tax paid		(13,925)	(26,760)
A. Net cash provided by operating activities		96,889	130,535
Investments in contracted concessional assets	[1]	7,186	60,512
Other non-current assets/liabilities		(26,985)	(5,118)
Acquisitions of subsidiaries and other financial instruments		(2,457)	(7,854)
B. Net cash provided by/(used in) investing activities		(22,256)	47,540
Proceeds from Project & Corporate debt		15,000	0
Repayment of Project & Corporate debt		(22,574)	(70,147)
Dividends paid to Company's shareholders		(37,080)	(31,068)
C. Net cash provided by/(used in) financing activities		(44,654)	(101,215)
Net increase/(decrease) in cash and cash equivalents		29,979	76,860
Cash and cash equivalents at beginning of the period		631,542	669,387
Translation differences in cash or cash equivalent		(6,903)	9,655
Cash and cash equivalents at end of the period		$ 654,618	$ 755,902

[1]	Includes proceeds for $7.4 million and $60.8 million for the three-month period ended March 31, 2019 and March 31, 2018 respectively, related to the amounts received from Abengoa by Solana further to Abengoa's obligation as EPC Contractor. For further details, we refer to the Note 10 of the Company's consolidated financial statements for the year ended December 31, 2018 included in the 2018 20-F.